PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 1,115,169
Depreciation (note 21)	101,161	$ 102,314
Balance, end of period	1,174,515	1,115,169
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	130,940
Balance, end of period	129,569	130,940
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	327,919
Balance, end of period	318,161	327,919
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	449,284
Balance, end of period	507,874	449,284
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	34,272
Balance, end of period	33,660	34,272
Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	172,754
Balance, end of period	185,251	172,754
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,275,963	2,066,646
Additions	195,693	242,534
Transfers	0	0
Disposals	(69,162)	(33,217)
Balance, end of period	2,402,494	2,275,963
Disposals	69,162	33,217
Gross carrying amount | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	130,940	127,068
Additions	2,910	4,321
Transfers	0	0
Disposals	(4,281)	(449)
Balance, end of period	129,569	130,940
Disposals	4,281	449
Gross carrying amount | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	591,302	582,643
Additions	28,661	22,578
Transfers	11,024	(8,128)
Disposals	(29,501)	(5,791)
Balance, end of period	601,486	591,302
Disposals	29,501	5,791
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,205,601	1,109,128
Additions	31,337	48,665
Transfers	97,684	67,782
Disposals	(20,662)	(19,974)
Balance, end of period	1,313,960	1,205,601
Disposals	20,662	19,974
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	175,366	171,147
Additions	6,659	8,375
Transfers	4,921	2,847
Disposals	(14,718)	(7,003)
Balance, end of period	172,228	175,366
Disposals	14,718	7,003
Gross carrying amount | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	172,754	76,660
Additions	126,126	158,595
Transfers	(113,629)	(62,501)
Disposals	0	0
Balance, end of period	185,251	172,754
Disposals	0	0
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		(7,800)
Disposals		7,800
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,160,794)	(1,081,573)
Depreciation (note 21)	101,161	102,314
Disposals	33,976	23,093
Balance, end of period	(1,227,979)	(1,160,794)
Disposals	(33,976)	(23,093)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation (note 21)	0	0
Disposals	0	0
Balance, end of period	0	0
Disposals	0	0
Accumulated depreciation | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(263,383)	(244,971)
Depreciation (note 21)	23,493	23,872
Disposals	3,551	5,460
Balance, end of period	(283,325)	(263,383)
Disposals	(3,551)	(5,460)
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(756,317)	(699,988)
Depreciation (note 21)	66,694	67,185
Disposals	16,925	10,856
Balance, end of period	(806,086)	(756,317)
Disposals	(16,925)	(10,856)
Accumulated depreciation | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(141,094)	(136,614)
Depreciation (note 21)	10,974	11,257
Disposals	13,500	6,777
Balance, end of period	(138,568)	(141,094)
Disposals	(13,500)	(6,777)
Accumulated depreciation | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation (note 21)	0	0
Disposals	0	0
Balance, end of period	0	0
Disposals	$ 0	0
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		2,000
Disposals		$ (2,000)